INTANGIBLE ASSETS - Accumulated Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible assets
Value, at the beginning of the year	$ 4,635
Value, at the end of the year	59,870	$ 4,635
Intangible assets other than goodwill
Intangible assets	4,635	4,635
Accumulated depreciation and amortization
Intangible assets
Value, at the beginning of the year	(1,018)	(912)
Amortization	(5,378)	(106)
Currency translation adjustments	(11)
Decreases	494
Value, at the end of the year	(5,913)	(1,018)
Intangible assets other than goodwill
Intangible assets	(1,018)	(912)
Accumulated depreciation and amortization | 3G/4G licenses
Intangible assets
Amortization	(1,196)
Value, at the end of the year	(1,196)
Intangible assets other than goodwill
Intangible assets	(1,196)
Accumulated depreciation and amortization | Nucleo's licenses
Intangible assets
Amortization	(70)
Currency translation adjustments	(4)
Value, at the end of the year	(74)
Intangible assets other than goodwill
Intangible assets	(74)
Accumulated depreciation and amortization | SRCE license
Intangible assets
Value, at the beginning of the year	(72)	(57)
Amortization		(15)
Value, at the end of the year	(72)	(72)
Intangible assets other than goodwill
Intangible assets	(72)	(57)
Accumulated depreciation and amortization | Customer relationships
Intangible assets
Amortization	(3,574)
Currency translation adjustments	8
Decreases	494
Value, at the end of the year	(3,072)
Intangible assets other than goodwill
Intangible assets	(3,072)
Accumulated depreciation and amortization | Brands
Intangible assets
Value, at the beginning of the year	(89)	(83)
Amortization	(5)	(6)
Value, at the end of the year	(94)	(89)
Intangible assets other than goodwill
Intangible assets	(89)	(83)
Accumulated depreciation and amortization | Incremental Cost from the acquisition of contracts
Intangible assets
Amortization	(378)
Currency translation adjustments	(15)
Value, at the end of the year	(393)
Intangible assets other than goodwill
Intangible assets	(393)
Accumulated depreciation and amortization | Other
Intangible assets
Value, at the beginning of the year	(857)	(772)
Amortization	(155)	(85)
Value, at the end of the year	(1,012)	(857)
Intangible assets other than goodwill
Intangible assets	(857)	(772)
Net carrying value before impairment
Intangible assets
Value, at the beginning of the year	4,635
Value, at the end of the year	61,493	4,635
Intangible assets other than goodwill
Intangible assets	4,635	4,635
Net carrying value before impairment | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	3,635
Value, at the end of the year	20,152	3,635
Intangible assets other than goodwill
Intangible assets	3,635	3,635
Net carrying value before impairment | PCS license (Argentina)
Intangible assets
Value, at the end of the year	10,538
Intangible assets other than goodwill
Intangible assets	10,538
Net carrying value before impairment | Nucleo's licenses
Intangible assets
Value, at the end of the year	803
Intangible assets other than goodwill
Intangible assets	803
Net carrying value before impairment | SRCE license
Intangible assets
Value, at the beginning of the year	807
Value, at the end of the year	807	807
Intangible assets other than goodwill
Intangible assets	807	807
Net carrying value before impairment | Customer relationships
Intangible assets
Value, at the end of the year	12,163
Intangible assets other than goodwill
Intangible assets	12,163
Net carrying value before impairment | Brands
Intangible assets
Value, at the beginning of the year	160
Value, at the end of the year	13,185	160
Intangible assets other than goodwill
Intangible assets	160	160
Net carrying value before impairment | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the end of the year	962
Intangible assets other than goodwill
Intangible assets	962
Net carrying value before impairment | Other
Intangible assets
Value, at the beginning of the year	33
Value, at the end of the year	2,883	33
Intangible assets other than goodwill
Intangible assets	$ 33	$ 33